Employee Benefit Obligations - Summary of Changes in Post-employment Defined Benefit Obligations (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Beginning balance	$ 59,934,127	$ 55,023,456	$ 53,937,842
Current service cost	2,091,205	1,899,660	2,282,226
Net Interest cost	2,678,300	2,517,406	2,299,944
Actuarial (gains) losses from changes in financial assumptions	(1,414,201)	1,073,475	2,549,816
Actuarial (gains) losses from changes in experience adjustments	(302,674)	5,545,039	3,095,716
Foreign currency translation			(697)
Benefits paid	(5,917,552)	(7,771,781)	(9,008,811)
Transfers of employees	12,719	1,337,621
Other		309,251	(132,580)
Ending balance	$ 57,081,924	$ 59,934,127	$ 55,023,456